Long-Term Debt	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Debt Disclosure [Abstract]
Long-Term Debt

Note 7. Long-Term Debt

The Company was obligated under the following debt instruments (in thousands):

	July 29, 2017	October 29, 2016
Senior secured facility:
Senior secured notes, net of debt discount ($0 and $455) and debt issuance costs ($0 and $3,505)	$—	$176,040
ABL Facility	227,000	80,000
Term Loan, net of debt issuance costs ($1,883 and $0)	73,117	—

	300,117	256,040

Less: current maturities	(750)	—

Long-term debt, less current maturities	$299,367	$256,040

Senior Secured Notes

On October 21, 2013, the Company issued (the “Offering”) $200.0 million in aggregate principal amount of its 8.5% Senior Secured Notes (the “Notes”). The net proceeds from the Offering, together with net proceeds from the Company’s ABL Facility (defined below), were used to finance the acquisition of the commercial bus business of Thor Industries, Inc. in fiscal year 2013 and to repay all outstanding debt existing at the time of the Offering.

The Notes were to mature on November 1, 2019. Interest accrued on the Notes at the rate of 8.5% per annum, payable semi-annually in arrears on May 1 and November 1 each year.

The Notes were guaranteed by all direct and indirect wholly owned domestic subsidiaries of the Company that guarantee debt under the Company’s previous ABL Facility described below. The Notes were secured by a first priority lien on substantially all of the guarantors’ assets other than accounts receivable and inventory, and related assets, pledged under the Company’s previous ABL Facility. The Notes were also secured by a second priority lien on substantially all of the collateral under the Company’s previous ABL Facility. The Notes were effectively subordinated to debt incurred under the Company’s previous ABL Facility, or other permitted debt facilities and obligations, as defined, to the extent of the value of the assets securing the Company’s previous ABL Facility.

On October 17, 2016, the Company completed an open market purchase of $20.0 million of its outstanding Notes, which were subsequently cancelled. The Company paid a premium of $0.4 million and accrued interest of $0.8 million as of the date of the purchase.

On or after November 1, of the years below, the Company was allowed to redeem all or a part of the Notes at the redemption prices set forth below plus accrued and unpaid interest on the Notes redeemed, to the applicable redemption date:

104.250% (Year 2016)

102.125% (Year 2017)

100.000% (Year 2018 and thereafter)

The Notes were issued with an applicable original issue discount (“OID”) of $1.2 million. The Company also incurred $9.0 million in associated debt issuance costs.

On January 17, 2017, the Company issued a Notice of Conditional Redemption, subject to the completion of the Company’s IPO, to redeem all the outstanding Notes at a redemption price of 104.250% plus accrued and unpaid interest. On February 16, 2017, the Company redeemed all Notes, which were outstanding as of that date, and retired the debt. As a result of this redemption, the Company recorded a $11.2 million loss associated with the early extinguishment of the debt, which consisted of a prepayment premium of $7.7 million, $3.1 million of unamortized debt issuance costs and $0.4 million of original issue discount.

Term Loan

Effective April 25, 2017, the Company entered into a $75.0 million term loan agreement (“Term Loan” and “Term Loan Agreement”), as Borrower with certain subsidiaries of the Company, as Guarantor Subsidiaries. Principal may be prepaid at any time during the term of the Term Loan without penalty. The Company incurred $2.0 million of debt issuance costs related to the Term Loan.

The Term Loan Agreement allows for incremental facilities in an aggregate amount of up to $125.0 million. Any such incremental facilities are subject to receiving additional commitments from lenders and certain other customary conditions. The Term Loan agreement requires annual payments of $0.8 million per year, with remaining principle payable at maturity, which is April 25, 2022.

Applicable interest rate margins for the Term Loan are initially 2.50% for base rate loans and 3.50% for Eurodollar rate loans (with the Eurodollar rate having a floor of 1.00%). Interest is payable quarterly for all base rate loans, and is payable monthly or quarterly for all Eurodollar rate loans.

The Company may voluntarily prepay principal, in whole or in part, at any time, without penalty. Beginning in fiscal 2018, the Company is obligated to prepay certain minimum amounts based on the Company’s excess cash flow, as defined in the Term Loan Agreement. The Term Loan is also subject to mandatory prepayment if the Company or any of its restricted subsidiaries receives proceeds from certain events, including certain asset sales and casualty events, and the issuance of certain debt and equity interests.

The Term Loan Agreement contains customary representations and warranties, affirmative and negative covenants, in each case, subject to customary limitations, exceptions and exclusions. The Term Loan Agreement also contains certain customary events of default. The Term Loan Agreement requires the Company to maintain a specified secured leverage ratio as follows:

Through July 31, 2018	4.00 to 1.00
Through July 31, 2019	3.75 to 1.00
Through July 31, 2020	3.50 to 1.00
Through July 31, 2021	3.25 to 1.00
Through April 25, 2022	3.00 to 1.00

The Company was in compliance with all financial covenants under the Term Loan as of July 29, 2017.

April 2017 ABL Facility

Effective April 25, 2017, the Company entered into a $350.0 million revolving credit and guaranty agreement (the “April 2017 ABL Facility”) with a syndicate of lenders. The April 2017 ABL Facility consists of: (i) Revolving Loans, (ii) Swing Line Loans, and (iii) Letters of Credit, aggregating up to a combined maximum of $350.0 million. The total amount borrowed under the April 2017 ABL Facility is subject to a $30.0 million sublimit for Swing Line loans and a $35.0 million sublimit for Letters of Credit, along with certain borrowing base and other customary restrictions as defined in the ABL Agreement. The Company incurred $4.7 million of debt issuance costs related to the April 2017 ABL Facility.

The April 2017 ABL Facility allows for incremental borrowing capacity in an aggregate amount of up to $100.0 million, plus the excess, if any, of the borrowing base then in effect over total commitments then in effect. Any such incremental borrowing capacity is subject to receiving additional commitments from lenders and certain other customary conditions. The April 2017 ABL Facility matures on April 25, 2022.

Revolving Loans under the April 2017 ABL Facility bear interest at rates equal to, at the Company’s option, either a base rate plus an applicable margin, or a Eurodollar rate plus an applicable margin. Applicable interest rate margins are initially 0.75% for all base rate loans and 1.75% for all Eurodollar rate loans (with the Eurodollar rate having a floor of 0%), subject to adjustment based on utilization in accordance with the ABL Agreement. Interest is payable quarterly for all base rate loans, and is payable monthly or quarterly for all Eurodollar rate loans.

The lenders under the April 2017 ABL Facility have a first priority security interest in substantially all accounts receivable and inventory of the Company, and a second priority security interest in substantially all other assets of the Company.

The Company may prepay principal, in whole or in part, at any time without penalty.

The April 2017 ABL Facility contains customary representations and warranties, affirmative and negative covenants, subject in certain cases to customary limitations, exceptions and exclusions. The April 2017 ABL Facility also contains certain customary events of default, which should such events occur, could result in the termination of the commitments under the April 2017 ABL Facility and the acceleration of all outstanding borrowings under it. The April 2017 ABL Facility contains a financial covenant restricting the Company from allowing its fixed charge coverage ratio to drop below 1.00 to 1.00 during a compliance period, which is triggered when the availability under the April 2017 ABL Facility falls below a threshold set forth in the credit agreement.

The Company was in compliance with all financial covenants under the April 2017 ABL Facility as of July 29, 2017.

October 2013 ABL Facility

Effective October 21, 2013, the Company entered into a $150.0 million senior secured revolving credit and guaranty agreement (the Asset Based Lending “ABL” or the “ABL Facility”) with a syndicate of lenders. The ABL Facility consists of: (i) Revolving Loans, (ii) Swing Line Loans, and (iii) Letters of Credit, aggregating up to a combined maximum of $150.0 million. The total amount borrowed was subject to a $15.0 million sublimit for Swing Line Loans, and a $25.0 million sublimit for Letters of Credit, along with certain borrowing base and other customary restrictions as defined in the agreement. The Company incurred $3.5 million of debt issuance costs related to the ABL Facility.

On April 22, 2016, the Company exercised its $50.0 million Incremental Commitment option under the ABL Facility in conjunction with the KME Acquisition, which increased the borrowing capacity under the ABL Facility to $200.0 million at that time. All other terms and conditions remain unchanged.

On August 19, 2016, the Company amended the ABL Facility to add an Incremental Commitment option of $100.0 million (the “August 2016 Amendment”), and on that date exercised the Incremental Commitment option. The August 2016 Amendment increased the borrowing capacity under the ABL Facility to $300.0 million. All other terms and conditions remained unchanged.

On April 25, 2017, the Company repaid all outstanding loans and obligations under the ABL Facility in full, and the ABL Facility was terminated. In connection with the termination of the ABL Facility, the Company recorded a $0.7 million loss on early extinguishment of debt, which consisted entirely of the write-off of unamortized debt issuance costs.

All outstanding principal on the ABL Facility was due and payable on the maturity date of October 21, 2018, unless as otherwise amended per the terms of the agreement. Principal could be repaid at any time during the term of the ABL Facility without penalty. The lenders held a first priority security interest in essentially all accounts receivable and inventory of the Company, and a second priority security interest in all other assets of the Company. All obligations under the ABL Facility were effectively subordinate to other debt to the extent of the value of collateral other than accounts receivable and inventory.

Revolving Loans under the ABL Facility bore interest at rates equal to, at the Company’s option, either a Base Rate plus an Applicable Margin, or a Eurodollar Rate plus an Applicable Margin. Swing Line Loans under the ABL Facility bore interest at a rate equal to a Base Rate plus an Applicable Margin. Applicable Margins were initially set at 0.75% for Base Rate loans and Swing Line Loans, and 1.75% for Eurodollar loans, and were subject to subsequent adjustment as defined in the agreement. Interest was payable quarterly for all loans in which a Base Rate is applied, and was payable either monthly, quarterly, or semi-annually for all loans in which a Eurodollar Rate was applied.

Note 8. Notes Payable, Bank and Other Long-Term Debt

The Company was obligated under the following debt instruments:

	October 29, 2016	October 31, 2015
Senior secured facility:
Senior secured notes, net of debt discount ($455 and $704) and debt issuance costs ($3,505 and $5,426)	$176,040	$193,870
ABL Facility	80,000	18,224
Capital leases	—	536

	256,040	212,630

Less: current maturities	—	(236)

Long-term maturities of notes payable, bank and other long-term debt	$256,040	$212,394

Senior Secured Notes

On October 21, 2013, the Company issued (“Offering”) $200,000 in aggregate principal amount of its 8.5% Senior Secured Notes (the “Notes”). The net proceeds from the Offering, together with net proceeds from the Company’s ABL Facility (defined below) were used to finance the acquisition of the commercial bus business of Thor Industries, Inc. in fiscal year 2013 and to repay all outstanding debt existing at the time of the Offering.

The Notes mature on November 1, 2019. All principal is due in full on the maturity date. Interest accrues on the Notes at the rate of 8.5% per annum, payable semi-annually in arrears on May 1 and November 1 each year.

The Notes are guaranteed by all direct and indirect wholly owned domestic subsidiaries of the Company that guarantee debt under the ABL Facility described below. The Notes are secured by a first priority lien on substantially all of the guarantors’ assets other than accounts receivable and inventory, and related assets, pledged under the ABL Facility. The Notes are also secured by a second priority lien on substantially all of the collateral under the ABL Facility. The Notes are effectively subordinated to debt incurred under the ABL Facility, or other permitted debt facilities and obligations, as defined in the indenture governing the Notes, to the extent of the value of the assets securing the ABL Facility.

On October 17, 2016, the Company completed an open market purchase of $20,000 of its outstanding bonds, which were subsequently cancelled. The Company paid a premium of $400 and $784 of accrued interest as of the date of the purchase.

On or after November 1, of the years below, the Company may redeem all or a part of the Notes at the redemption prices set forth below plus accrued and unpaid interest on the Notes redeemed, to the applicable redemption date:

104.250% (Year 2016)

102.125% (Year 2017)

100.000% (Year 2018 and thereafter)

Upon a change of control, as defined, each holder of the Notes will have the right to require the Company to repurchase all or any part of the holder’s Notes at 101%, so long as the Note is a minimum of $2,000.

The Notes were issued with an applicable original issue discount (“OID”) of $1,166. The Company also incurred $8,980 in associated debt issuance costs. The OID is being accreted and debt issuance costs are being amortized over the debt term using the effective interest method. The principal on the Notes is reported on the consolidated balance sheets net of the unamortized OID of $455 and $704 at October 29, 2016 and October 31, 2015, respectively. The unamortized debt issuance costs are being reported as a direct reduction of related debt instrument in the accompanying consolidated balance sheets and totaled $3,505 and $5,426 at October 29, 2016 and October 31, 2015, respectively. The Notes contain certain financial covenants. The Company was in compliance with all financial covenants under the Notes as of October 29, 2016.

At October 29, 2016, the Company had $180,000 in principal outstanding under the Notes.

ABL Facility

Effective October 21, 2013, the Company entered into a $150,000 senior secured revolving credit and guaranty agreement (the Asset Based Lending or “ABL Facility”) with a syndicate of lenders. The ABL Facility consists of: (i) Revolving Loans, (ii) Swing Line Loans, and (iii) Letters of Credit, aggregating up to a combined maximum of $150,000. The total amount borrowed was subject to a $15,000 sublimit for Swing Line Loans, and a $25,000 sublimit for Letters of Credit, along with certain borrowing base and other customary restrictions as defined in the agreement. The Company incurred $3,526 in debt issuance costs related to the ABL Facility.

On April 22, 2016, the Company exercised its $50,000 Incremental Commitment option under the ABL Facility in conjunction with the KME Acquisition, which increased the borrowing capacity under the ABL Facility to $200,000 at that time. All other terms and conditions remain unchanged. The Company incurred $721 in debt issuance costs related to the $50,000 Incremental Commitment.

On August 19, 2016, the Company amended the ABL Facility to add an Incremental Commitment option of $100,000 (the “August 2016 Amendment”), and on that date exercised the Incremental Commitment option. The August 2016 Amendment increased the borrowing capacity under the ABL Facility to $300,000. All other terms and conditions remain unchanged.

All outstanding principal on the ABL Facility is due and payable on the maturity date of October 21, 2018, unless as otherwise amended per the terms of the agreement. Principal may be repaid at any time during the term of the ABL Facility without penalty. The lenders hold a first priority security interest in essentially all accounts receivable and inventory of the Company, and a second priority security interest in all other assets of the Company. All obligations under the ABL Facility are effectively subordinate to other debt to the extent of the value of collateral other than accounts receivable and inventory.

All Revolving Loans under the ABL Facility bear interest at rates equal to, at the Company’s option, either a Base Rate plus an Applicable Margin, or a Eurodollar Rate plus an Applicable Margin. All Swing Line Loans under the ABL Facility bear interest at a rate equal to a Base Rate plus an Applicable Margin. Applicable Margins were initially set at 0.75% for Base Rate loans and Swing Line Loans, and 1.75% for Eurodollar loans, and are subject to subsequent adjustment as defined in the agreement. Interest is payable quarterly for all loans in which a Base Rate is applied, and is payable either monthly or quarterly for all loans in which a Eurodollar Rate is applied.

At October 29, 2016, the Company had $80,000 in principal outstanding under Revolving Loans, and had a net unused availability of $213,849. Borrowings under Revolving Loans bear interest at an average rate of 2.24% per annum. The Company had open Letters of Credit of $6,151 at October 29, 2016.

The ABL Facility contains certain financial covenants. The Company was in compliance with all financial covenants under the ABL Facility as of October 29, 2016.